LICENSES AND CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
LICENSES AND CONCESSIONS PAYABLE
17.	LICENSES AND CONCESSIONS PAYABLE

	2018	2017
Personal Mobile Services - SMP	1,025	4,649
STFC concessions	84,594	16,261

Total	85,619	20,910

Current	85,619	20,306
Non-current		604

Correspond to the amounts payable to ANATEL for the radiofrequency concessions and the licenses to provide the SMP services, and STFC service concessions, obtained at public auctions.